Accumulated Other Comprehensive Income (Loss) Accumulated Other Comprehensive Income (Loss) (Schecule of amounts reclassified from AOCI) (Details) - USD ($) $ in Millions		12 Months Ended
		Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Reclassification adjustment for (gains) losses included in net earnings, before tax		$ (1)	$ 0	$ 4
Reclassification adjustment for (gains) losses included in net earnings, tax expense (benefit)		1	0	(1)
Reclassification adjustment for (gains) losses included in net earnings, after-tax		0	0	3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Reclassification of prior service credit included in net earnings, before tax	[1]	(2)	(2)	(2)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax [Abstract]
Total Pension and Other Postretirement Benefit amortization included in net earnings, tax expense (benefit)		1	1	1
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Total Pension and Other Postretirement Benefit amortization included in net earnings, net of tax		(1)	(1)	(1)
Foreign Exchange Contract [Member] | Cost Of Products Sold [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Reclassification adjustment for (gains) losses included in net earnings, before tax		(4)	(4)	1
Foreign Exchange Contract [Member] | Other Expenses/Income [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Reclassification adjustment for (gains) losses included in net earnings, before tax		(1)	1	(1)
Interest Rate Contract [Member] | Interest Expense [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Reclassification adjustment for (gains) losses included in net earnings, before tax		$ 4	$ 3	$ 4

[1]	included in the components of net periodic benefit costs (see Note 11 for additional details).